POST-EMPLOYMENT BENEFITS - Summary of Accrued Benefit Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	$ 96
Contributions by employees	31	$ 32
Net defined benefit plan (assets) accrued benefit obligations, ending balance	83	96
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	(18)
Current service cost	124	156
Pension expense, recognized in employee salaries and benefits expense	(123)	(171)
Net interest cost, recognized in finance costs	(5)	11
Remeasurements, recognized in other comprehensive income and equity	(269)	(586)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(298)	(18)
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	3,171	3,365
Current service cost	124	156
Net interest cost, recognized in finance costs	103	89
Benefits paid	(93)	(99)
Contributions by employees	31	32
Remeasurements, recognized in other comprehensive income and equity	(906)	(372)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	2,430	3,171
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	96	92
Pension expense, recognized in employee salaries and benefits expense	13	12
Net interest cost, recognized in finance costs	4	3
Benefits paid	(6)	(4)
Remeasurements, recognized in other comprehensive income and equity	(24)	(7)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	$ 83	$ 96